Stock-Based Compensation (Tables)	12 Months Ended
Jun. 28, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Option Activity
The following table summarizes option activity as of June 28, 2020 and changes during the fiscal year then ended (shares in thousands)

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Total Intrinsic Value (in millions of U.S. Dollars)
Outstanding at June 30, 2019	2,418	$39.81
Granted	—	—
Exercised	(1,371)	40.49
Forfeited or expired	(64)	55.37
Outstanding at June 28, 2020	983	37.88	1.77	$19.7

Vested and expected to vest at June 28, 2020	983	37.88	1.77	$19.7
Exercisable at June 28, 2020	981	37.91	1.76	$19.6

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at June 28, 2020 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
$0.01 to $25.00	262	3.2	$24.34	261	$24.34
$25.01 to $35.00	203	2.3	26.59	202	26.59
$35.01 to $45.00	6	1.4	38.50	6	38.50
$45.01 to $55.00	468	0.9	48.12	468	48.12
$55.01 to $73.00	44	0.5	61.93	44	61.93
Total	983			981

Schedule of Other Information Pertaining to Stock Option Awards
Other information pertaining to the Company’s stock option awards is as follows:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
Weighted average grant date fair value per share of options	$—	$—	$8.02
Total intrinsic value of options exercised (in millions of U.S. Dollars)	$22.8	$63.3	$24.3

Schedule of Nonvested Restricted Stock Awards and Restricted Stock Unit Awards Outstanding
A summary of nonvested restricted stock awards (RSAs) and restricted stock unit awards (RSUs) outstanding as of June 28, 2020 and changes during the year then ended is as follows (shares in thousands):

	Number of RSAs/RSUs	Weighted Average Grant-Date Fair Value
Nonvested at June 30, 2019	3,081	$34.99
Granted	1,206	53.14
Vested	(1,138)	30.77
Forfeited	(217)	37.72
Nonvested at June 28, 2020	2,932	$43.89

Schedule of Total Stock-Based Compensation Expense
Total stock-based compensation expense was classified in the consolidated statements of operations as follows:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Cost of revenue, net	$10.0	$7.8	$5.8
Research and development	8.0	6.2	5.9
Sales, general and administrative	30.8	28.9	21.3
Total stock-based compensation expense	$48.8	$42.9	$33.0

Schedule of Weighted Average Assumptions Utilized to Value Stock-Based Compensation
The range of assumptions used to value stock issued under the ESPP were as follows:

Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
Risk-free interest rate	0.12 - 2.67%	2.39 - 2.67%	0.89 - 2.26%
Expected life, in years	0.5 - 1.0	0.5 - 1.0	0.5 - 1.0
Volatility	34.5 - 82.6%	34.5 - 39.6%	34.5 - 40.2%
Dividend yield	—	—	—
The weighted average assumptions used to value stock option grants in fiscal 2018 were as follows:

Risk-free interest rate	1.75%
Expected life, in years	4.0
Volatility	38.6%
Dividend yield	—
No stock option grants occurred in fiscal 2020 or fiscal 2019.
The range of assumptions used for issued performance units were as follows:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
Risk-free interest rate	0.28 - 1.66%	2.68%	1.44 - 1.59%
Expected life, in years	3.0	3.0	2.8 - 3.0
Average volatility of peer companies	48.9 - 55.2%	46.8%	46.4%
Average correlation coefficient of peer companies	0.36 - 0.45	0.34	0.34
Dividend yield	—	—	—